Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies (Tables) [Line Items]
Schedule of warranty and extended warranty
Deferred Revenue
Liability at January 1, 2021	$739
Settlements made during the period	(663)
Change in liability for warranties issued during the period	349
Change in liability for pre-existing warranties	—
Liability at September 30, 2021	$425
Current liability	331
Non-current liability	94
Liability at September 30, 2021	$425

	Product Warranty	Deferred Revenue
Liability at January 1, 2019	$22	$1,471
Settlements made during the period	—	(1,087)
Change in liability for warranties issued during the period	—	725
Change in liability for pre-existing warranties	(22)	—
Liability at December 31, 2019	—	1,109
Settlements made during the period	—	(817)
Change in liability for warranties issued during the period	—	447
Change in liability for pre-existing warranties	—	—
Liability at December 31, 2020	$—	$739
Current liability	$—	$438
Non-current liability	—	301
Liability at December 31, 2020	$—	$739

Gryphon Digital Mining, Inc. [Member]
Commitments and Contingencies (Tables) [Line Items]
Schedule of the remaining payments
Month	Amount
October 2021	3,303,000
November 2021	3,091,000
December 2021	3,134,000
January 2022	2,590,000
February 2022	1,361,000
March 2022	1,212,000
April 2022	1,204,000
May 2022	1,195,000
Total	$17,090,000